Exhibit 99.1

World Omni Auto Receivables Trust 2021-C

Monthly Servicer Certificate

July 31, 2023

Dates Covered
Collections Period	07/01/23 - 07/31/23
Interest Accrual Period	07/17/23 - 08/14/23
30/360 Days	30
Actual/360 Days	29
Distribution Date	08/15/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/23	466,901,697.16	25,877
Yield Supplement Overcollateralization Amount 06/30/23	8,734,800.84	0
Receivables Balance 06/30/23	475,636,498.00	25,877
Principal Payments	17,571,852.86	450
Defaulted Receivables	690,324.32	37
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/23	8,162,673.03	0
Pool Balance at 07/31/23	449,211,647.79	25,390

Pool Statistics	$ Amount	# of Accounts
Pool Factor	38.02%
Prepayment ABS Speed	1.06%
Aggregate Starting Principal Balance	1,202,898,752.29	49,569

Delinquent Receivables:
Past Due 31-60 days	7,278,703.46	327
Past Due 61-90 days	1,821,251.89	88
Past Due 91-120 days	437,557.56	23
Past Due 121+ days	0.00	0
Total	9,537,512.91	438

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.09%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.49%
Delinquency Trigger Occurred	NO

Recoveries	324,803.26
Aggregate Net Losses/(Gains) - July 2023	365,521.06
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.92%
Prior Net Losses/(Gains) Ratio	0.07%
Second Prior Net Losses/(Gains) Ratio	-0.14%
Third Prior Net Losses Ratio/(Gains)	0.05%
Four Month Average	0.23%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.36%

Overcollateralization Target Amount	5,849,148.06
Actual Overcollateralization	5,849,148.06
Weighted Average Contract Rate	3.84%
Weighted Average Contract Rate, Yield Adjusted	5.13%
Weighted Average Remaining Term	40.36

Flow of Funds	$ Amount
Collections	19,377,758.18
Investment Earnings on Cash Accounts	15,529.16
Servicing Fee	(396,363.75)
Transfer to Collection Account	-
Available Funds	18,996,923.59

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	166,456.27
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	24,563.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	15,502.50
(7) Noteholders' Third Priority Principal Distributable Amount	11,840,901.31
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,849,148.06
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,100,352.45

Total Distributions of Available Funds	18,996,923.59

Servicing Fee	396,363.75
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,114,250,000.00
Original Class B	35,090,000.00
Original Class C	17,550,000.00

Total Class A, B, & C
Note Balance @ 07/17/23	461,052,549.10
Principal Paid	17,690,049.37
Note Balance @ 08/15/23	443,362,499.73

Class A-1
Note Balance @ 07/17/23	0.00
Principal Paid	0.00
Note Balance @ 08/15/23	0.00
Note Factor @ 08/15/23	0.0000000%

Class A-2
Note Balance @ 07/17/23	0.00
Principal Paid	0.00
Note Balance @ 08/15/23	0.00
Note Factor @ 08/15/23	0.0000000%

Class A-3
Note Balance @ 07/17/23	308,182,549.10
Principal Paid	17,690,049.37
Note Balance @ 08/15/23	290,492,499.73
Note Factor @ 08/15/23	75.4506376%

Class A-4
Note Balance @ 07/17/23	100,230,000.00
Principal Paid	0.00
Note Balance @ 08/15/23	100,230,000.00
Note Factor @ 08/15/23	100.0000000%

Class B
Note Balance @ 07/17/23	35,090,000.00
Principal Paid	0.00
Note Balance @ 08/15/23	35,090,000.00
Note Factor @ 08/15/23	100.0000000%

Class C
Note Balance @ 07/17/23	17,550,000.00
Principal Paid	0.00
Note Balance @ 08/15/23	17,550,000.00
Note Factor @ 08/15/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	206,521.77
Total Principal Paid	17,690,049.37
Total Paid	17,896,571.14

Class A-1
Coupon	0.11273%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.22000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.44000%
Interest Paid	113,000.27
Principal Paid	17,690,049.37
Total Paid to A-3 Holders	17,803,049.64

Class A-4
Coupon	0.64000%
Interest Paid	53,456.00
Principal Paid	0.00
Total Paid to A-4 Holders	53,456.00

Class B
Coupon	0.84000%
Interest Paid	24,563.00
Principal Paid	0.00
Total Paid to B Holders	24,563.00

Class C
Coupon	1.06000%
Interest Paid	15,502.50
Principal Paid	0.00
Total Paid to C Holders	15,502.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.1769848
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	15.1599974
Total Distribution Amount	15.3369822

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.2934996
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	45.9469868
Total A-3 Distribution Amount	46.2404864

A-4 Interest Distribution Amount	0.5333333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.5333333

B Interest Distribution Amount	0.7000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.7000000

C Interest Distribution Amount	0.8833333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.8833333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	669.35
Noteholders' Principal Distributable Amount	330.65

Account Balances	$ Amount
Reserve Account
Balance as of 07/17/23	2,924,574.03
Investment Earnings	12,558.36
Investment Earnings Paid	(12,558.36)
Deposit/(Withdrawal)	-
Balance as of 08/15/23	2,924,574.03
Change	-

Required Reserve Amount	2,924,574.03

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,842,697.73	$3,232,624.32	$2,870,026.01
Number of Extensions	121	135	109
Ratio of extensions to Beginning of Period Receivables Balance	0.60%	0.65%	0.56%